CULLEN HIGH DIVIDEND EQUITY FUND, CULLEN INTERNATIONAL HIGH DIVIDEND FUND,
AND CULLEN SMALL CAP VALUE FUND SEMIANNUAL REPORTS 12-31-09

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09871

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

877-485-8586
Registrant's telephone number, including area code

Date of fiscal year end: 6/30

Date of reporting period: six months ended 12/31/09

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT(S) TO STOCKHOLDERS.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Cullen High Dividend Equity Fund

SEMI-ANNUAL REPORT

December 31, 2009

CULLEN HIGH DIVIDEND EQUITY FUND

February 26, 2010

Dear Shareholder:

Portfolio Review

The Portfolio’s performance versus the S&P 500 during the period was primarily due to sector allocation decisions, most material being the Fund’s average cash balance of approximately 8% during the period. To a lesser extent, the Fund’s relative underperformance versus the S&P 500 was also impacted by our overweight allocations to the Consumer Staples and Telecom sectors and underweight allocations to the Information Technology and Consumer Discretionary sectors.

The five stocks that contributed most to the Fund’s performance were 3M Co., Unilever, Health Care REIT, Microsoft, and Boeing. On the contrary, the five stocks that contributed least to the Fund’s performance were Nokia Corp., FPL Group, DuPont, ConocoPhillips, and Intel.

The Fund made the following purchases and sales during the period:

Purchases	Sales

ConocoPhillips	Morgan Stanley
E.I. DuPont de Nemours & Co.	Companhia Energetica de Minas Gerais
Intel Corp.	(ADR)

Outlook

Over the last two years, markets have been driven primarily by the “risk trade”—massive risk aversion from late 2007 to March 2009 followed by massive risk assumption since then. We see this trend moderating and anticipate more balanced market dynamics at both the sector and stock level, with investor focus returning to fundamentals and valuation. We believe this makes 2010 a more investable market from a fundamental perspective and believe the “quality trade” (as measured by traditional metrics of profitability, valuation, growth, leverage, etc) wins out as the outperformance of high beta and low quality witnessed in the “snap back” phase last year is unlikely to continue and likely went too far.

We prefer those sectors with the best fundamental support and the strongest valuation case and anticipate more balanced performance, with contributions from both late cyclical and defensive sectors. Namely, we favor Industrials, Consumer Staples, Health Care, and Telecommunication Services. We remain underweight in those sectors where we feel fundamentals remain challenging and valuations look stretched, such as Consumer Discretionary, Materials, and Financials. Consistent with these preferences is our expectation that dividend yield will be a more significant source of total return in 2010.

Higher yields typically offer greater stability of returns, particularly in an environment where nearly 10 years of price returns has been erased. But, this trend also increases the relative attractiveness of equities to other asset classes, such as bonds. We also note that despite the run up in equities in 2009, the spread between the dividend yield on S&P 500

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CULLEN HIGH DIVIDEND EQUITY FUND

stocks and the yield on 10 year bonds is at a 40 year low. At the stock level, the number of S&P 500 constituents that have a dividend yield higher than the 10 year treasury remains at about three times the long-term average. This means the attractiveness of using dividend paying stocks as an alternative to bonds remains high.

Better credit conditions should continue to support stronger industrial activity which historically has driven earnings. Moreover, over the past decade, most non-financial S&P 500 companies strengthened their balance sheets, improved their operating efficiency and asset utilization and, most importantly, expanded internationally. The demonstrated ability of S&P 500 companies to replicate their business models abroad, generating attractive margins and returns in these markets, is likely the most important development of the decade.

Rounding out our outlook, we want to point out that the retail investor has largely watched this stock market rally from the sidelines. During 2009, according to the Investment Company Institute’s (“ICI”) estimates, bond funds experienced net inflows of over $374 billion while equity funds experienced net outflows of almost $9 billion. It may not be surprising that after two 50% declines in stocks over the last 10 years, retail investors remain skeptical. As of December 31, 2009, the ICI further estimates $3.3 trillion remains on the sidelines in money market funds, earning minimal to no interest, and we think this is an important factor to consider in thinking about the likely direction of equity markets in 2010 and beyond.

Summary

We have been studying the market’s behavior for 40 years, and our studies continuously remind us that the stock market can be volatile in the short term. However, we have always believed and advocated that if one uses a consistent valuation discipline, does not react to headline news, and invests for the long term (i.e. 5 years), an investor has a good chance of achieving above-average results. This belief has not changed.

James P. Cullen President/Portfolio Manager

John Gould Executive Vice President/Portfolio Manager

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CULLEN HIGH DIVIDEND EQUITY FUND

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

The Fund’s investment objectives are capital appreciation and current income.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.Cullenfunds.com. The Fund imposes a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Fund may also invest in medium-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The S&P 500 is an unmanaged index commonly used to measure performance of U.S. stocks. You cannot invest directly in an index.

Beta is a measure of the volatility of a fund relative to the overall market.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen High Dividend Equity Fund is distributed by ALPS Distributors, Inc. (2/10)

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CULLEN HIGH DIVIDEND EQUITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS—91.3%
Aerospace & Defense—3.3%
Boeing Co.	269,000	$14,560,970

Banks—2.2%
HSBC Holdings PLC – ADR (a)	166,150	9,485,504

Beverages—3.0%
Diageo PLC – ADR (a)	191,950	13,323,250

Chemicals—3.8%
EI Du Pont de Nemours & Co.	491,000	16,531,970

Communications Equipment—2.2%
Nokia OYJ – ADR (a)	746,300	9,589,955

Distributors—2.7%
Genuine Parts Co.	311,350	11,818,846

Diversified Telecommunication Services—5.4%
AT&T, Inc.	405,960	11,379,059
Verizon Communications, Inc.	372,650	12,345,894

		23,724,953

Electric Utilities—2.4%
FPL Group, Inc.	203,000	10,722,460

Food Products—9.9%
HJ Heinz Co.	342,950	14,664,542
Kraft Foods, Inc.	437,762	11,898,371
Unilever NV – ADR (a)	524,540	16,958,378

		43,521,291

Household Products—3.6%
Kimberly-Clark Corp.	251,000	15,991,210

Industrial Conglomerates—7.6%
3M Co.	206,800	17,096,156
ABB Ltd. – ADR (a)(b)	538,100	10,277,710
General Electric Co.	391,850	5,928,691

		33,302,557

Insurance—3.7%
Travelers Companies, Inc.	324,400	16,174,584

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

SCHEDULE OF INVESTMENTS – Continued
December 31, 2009 (Unaudited)

	Shares	Value

Oil & Gas—9.6%
Chevron Corp.	181,860	$14,001,401
ConocoPhillips	251,250	12,831,338
PetroChina Co., Ltd. – ADR (a)	126,150	15,006,804

		41,839,543

Petroleum Refining—3.1%
BP PLC ADR (a)	237,670	13,777,730

Pharmaceuticals —11.5%
AstraZeneca PLC – ADR (a)	221,800	10,411,292
Bristol-Myers Squibb Co.	566,280	14,298,569
Eli Lilly & Co.	346,400	12,369,944
Johnson & Johnson	204,910	13,198,253

		50,278,058

Real Estate—3.4%
Health Care REIT, Inc.	334,780	14,837,450

Semiconductors—2.1%
Intel Corp.	442,000	9,016,800

Software—2.0%
Microsoft Corp.	283,000	8,628,670

Tobacco—6.6%
Altria Group, Inc.	770,300	15,120,989
Philip Morris International, Inc.	282,450	13,611,266

		28,732,255

Wireless Telecommunication Services—3.2%
Vodafone Group PLC – ADR (a)	602,960	13,922,346

Total Common Stocks
(Cost $380,128,100)		399,780,402

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

SCHEDULE OF INVESTMENTS – Continued
December 31, 2009 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS—8.2%
Money Market Fund—8.2%
Dreyfus Cash Management Fund
(Cost $35,823,278)	35,823,278	$35,823,278

TOTAL INVESTMENTS—99.5%
(Cost $415,951,378)		$435,603,680

Other Assets in Excess of Liabilities—0.5%		2,311,799

TOTAL NET ASSETS 100.0%		$437,915,479

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt

(a) Foreign Issued Security

(b) Non-income producing security

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $19,652,302. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $39,322,594 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,670,292.

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

SCHEDULE OF INVESTMENTS – Continued
December 31, 2009 (Unaudited)

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$287,027,433	$—	$—	$287,027,433
Foreign Stocks	112,752,969	—	—	112,752,969
Money Market Fund	35,823,278	—	—	35,823,278

Total	$435,603,680	$—	$—	$435,603,680

Please refer to the Schedule of Investments for a further breakout of each security by industry type.

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

STATEMENTS OF ASSETS AND LIABILITIES
As of December 31, 2009 (Unaudited)

Assets:
Investments, at value (cost of $415,951,378)	$435,603,680
Receivable for securities sold	8,943,950
Dividends and interest receivable	1,738,990
Receivable for fund shares sold	605,393
Prepaid expenses	57,425

Total assets	446,949,438

Liabilities:
Payable for securities purchased	8,557,971
Investment advisory fees payable	169,325
Payable for Fund shares purchased	94,462
Distribution fees payable	46,188
Accrued trustees’ fees	6,000
Other accrued expenses and liabilities	160,013

Total liabilities	9,033,959

Net assets	$437,915,479

Net assets consist of:
Paid in capital	$486,744,571
Accumulated net investment income (loss)	85,655
Accumulated net realized gain (loss) on investments	(68,567,049)
Net unrealized appreciation (depreciation) on investments	19,652,302

Net assets	$437,915,479

Retail Class:
Net assets applicable to outstanding Retail Class shares	$147,955,362
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	13,309,539
Net asset value, offering price and redemption price per share	$11.12
Class C:
Net assets applicable to outstanding Class C shares	$18,150,103
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	1,635,151
Net asset value, offering price and redemption price per share	$11.10
Class I:
Net assets applicable to outstanding Class I shares	$271,810,014
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	24,452,735
Net asset value, offering price and redemption price per share	$11.12

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2009 (Unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $182,974)	$7,521,291
Interest	6,108

Total investment income	7,527,399

Expenses:
Investment advisory fees (Note 5)	2,073,911
Distribution fees (Note 6)
Distribution fees – Retail Class	168,935
Distribution fees – Class C	84,159
Administration fees	118,819
Fund accounting fees	77,341
Transfer agent fees	75,125
Registration and filing fees	43,966
Shareholder reports	27,696
Custody fees	25,206
Professional fees	19,660
Trustees’ fees	12,098
Insurance expense	8,066
Other expenses	677

Total expenses	2,735,659
Expense reimbursement from Adviser	(927,132)

Net expenses	1,808,527

Net investment income	5,718,872

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments and foreign
currency related transactions	10,408,075
Net change in unrealized appreciation (depreciation)
on investments and foreign currency related transactions	49,080,838

Net realized and unrealized gain (loss) on investments	59,488,913

Change in net assets resulting from operations	$65,207,785

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended
	December 31,	Year Ended
	2009	June 30,
	(Unaudited)	2009

Operations:
Net investment income	$5,718,872	$12,678,415
Net realized gain (loss) on investments	10,408,075	(69,172,732)
Net change in unrealized appreciation (depreciation)
of investments	49,080,838	(25,086,513)

Net increase (decrease) in net assets resulting
from operations	65,207,785	(81,580,830)

Capital Share Transactions:
Proceeds from shares sold
Retail Class shares	38,063,481	110,208,424
Class C shares	3,882,279	9,652,055
Class I shares	48,898,192	86,610,851
Proceeds from shares issued to holders in reinvestment
of dividends
Retail Class shares	1,655,813	2,832,610
Class C shares	96,820	257,640
Class I shares	2,215,856	4,452,557
Cost of shares redeemed
Retail Class shares	(27,323,792)	(40,249,316)
Class C shares	(3,621,159)	(2,055,422)
Class I shares	(57,095,547)	(82,088,033)

Net increase (decrease) in net assets from
capital share transactions	6,771,943	89,621,366

Distributions to Shareholders From:
Net investment income
Retail Class	(1,722,163)	(2,809,139)
Class C	(127,826)	(315,628)
Class I	(3,783,229)	(9,090,533)
Return of Capital
Retail Class	—	(110,686)
Class C	—	(15,468)
Class I	—	(357,619)

Total distributions	(5,633,218)	(12,699,073)

Total increase (decrease) in net assets	66,346,510	(4,658,537)
Net Assets:
Beginning of period	371,568,969	376,227,506

End of period	$437,915,479	$371,568,969

Undistributed (distribution in excess of)
net investment income in net assets at end of period	$85,655	$1

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

	Retail Class
	Six Months Ended December 31, 2009 (Unaudited)		Year Ended June 30,
			2009	2008		2007	2006	2005
Net Asset Value –
Beginning of Period	$9.59		$12.96	$15.95		$13.55	$12.43	$11.45

Income from Investment
Operations:
Net investment income	0.14		0.38	0.47		0.42	0.33	0.23
Affiliation violation (Note 7)	—		—	0.02		—	—	—
Net realized and unrealized gain
(loss) on investments	1.52		(3.37)	(2.39)		2.46	1.14	0.95

Total from investment
operations	1.66		(2.99)	(1.90)		2.88	1.47	1.18

Less Distributions:
Dividends from net investment
income	(0.13)		(0.37)	(0.47)		(0.48)	(0.33)	(0.17)
Distribution of net realized gains	—		—	(0.62)		—	(0.01)	(0.03)
Return of capital	—		(0.01)	—		—	(0.01)	—

Total distributions	(0.13)		(0.38)	(1.09)		(0.48)	(0.35)	(0.20)

Net Asset Value – End of Period	$11.12		$9.59	$12.96		$15.95	$13.55	$12.43

Total Return(1)	17.42%		(23.20)%	(12.68	)%(5)	21.50%	11.90%	10.27%
Ratios and Supplemental Data:
Net assets, end of period
(thousands)	$147,955		$116,267	$60,062		$59,976	$13,981	$6,463
Ratio of expenses to average
net assets:
Before expense reimbursement	1.45	%(2)	1.50%	1.47%		1.46%	1.55%	3.27	%(2)
After expense reimbursement	1.00	%(2)	1.00%	1.00%		1.00%	1.00%	1.06	%(2)(4)
Ratio of net investment income to
average net assets:
Before expense reimbursement	2.17	%(2)	3.16%	2.49%		2.89%	2.39%	1.08	%(2)
After expense reimbursement	2.62	%(2)	3.66%	2.96%		3.35%	2.94%	3.29	%(2)
Portfolio turnover rate(3)	10%		12%	31%		31%	6%	35%

+	Commencement of operations was August 1, 2003

(1)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(2)	Annualized.

(3)	Portfolio turnover is not annualized.

(4)	Effective October 7, 2004, the Adviser contractually agreed to lower the net annual operating expense ratio from 1.50% to 1.00%.

(5)	Includes increase from payments made by Adviser of 0.06% and dividends received of 0.03% related to securities held in violation of investment restrictions. Without these transactions, total return would have been lower (12.77)%. Please refer to Note 7 for further details.

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

	Class C
	Six Months Ended December 31, 2009 (Unaudited)		Year Ended June 30,
			2009	2008		2007	2006	2005+
Net Asset Value –
Beginning of Period	$9.57		$12.94	$15.93		$13.53	$12.41	$11.87

Income from Investment
Operations:
Net investment income	0.10		0.28	0.36		0.37	0.20	0.20
Affiliation violation (Note 7)	—		—	0.02		—	—	—
Net realized and unrealized gain
(loss) on investments	1.51		(3.34)	(2.39)		2.40	1.17	0.49

Total from investment
operations	1.61		(3.06)	(2.01)		2.77	1.37	0.69

Less Distributions:
Dividends from net investment
income	(0.08)		(0.30)	(0.36)		(0.37)	(0.23)	(0.12)
Distribution of net realized gains	—		—	(0.62)		—	(0.01)	(0.03)
Return of capital	—		(0.01)	—		—	(0.01)	—

Total distributions	(0.08)		(0.31)	(0.98)		(0.37)	(0.25)	(0.15)

Net Asset Value – End of Period	$11.10		$9.57	$12.94		$15.93	$13.53	$12.41

Total Return(1)	16.86%		(23.74)%	(13.34	)%(4)	20.65%	11.13%	5.79%
Ratios and Supplemental Data:
Net assets, end of period
(thousands)	$18,150		$15,375	$9,847		$12,106	$8,040	$3,007
Ratio of expenses to average
net assets:
Before expense reimbursement	2.20	%(2)	2.25%	2.22%		2.21%	2.30%	3.03	%(2)
After expense reimbursement	1.75	%(2)	1.75%	1.75%		1.75%	1.75%	1.74	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	1.42	%(2)	2.41%	1.74%		2.14%	1.64%	2.12	%(2)
After expense reimbursement	1.87	%(2)	2.91%	2.21%		2.60%	2.19%	3.41	%(2)
Portfolio turnover rate(3)	10%		12%	31%		31%	6%	35%

+	Commencement of operations was October 7, 2004.

(1)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(2)	Annualized.

(3)	Portfolio turnover is not annualized.

(4)	Includes increase from payments made by Adviser of 0.06% and dividends received of 0.03% related to securities held in violation of investment restrictions. Without these transactions, total return would have been lower (12.77)%. Please refer to Note 7 for further details.

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

	Class I
	Six Months Ended December 31, 2009 (Unaudited)		Year Ended June 30,
			2009	2008		2007	2006	2005+

Net Asset Value –
Beginning of Period	$9.60		$12.97	$15.96		$13.55	$12.42	$11.87

Income from Investment
Operations:
Net investment income	0.15		0.41	0.51		0.53	0.39	0.18
Affiliation violation (Note 7)	—		—	0.02		—	—	—
Net realized and unrealized gain
(loss) on investments	1.52		(3.38)	(2.39)		2.40	1.12	0.59

Total from investment
operations	1.67		(2.97)	(1.86)		2.93	1.51	0.77

Less Distributions:
Dividends from net investment
income	(0.15)		(0.38)	(0.51)		(0.52)	(0.36)	(0.19)
Distribution of net realized gains	—		—	(0.62)		—	(0.01)	(0.03)
Return of capital	—		(0.02)	—		—	(0.01)	—

Total distributions	(0.15)		(0.40)	(1.13)		(0.52)	(0.38)	(0.22)

Net Asset Value – End of Period	$11.12		$9.60	$12.97		$15.96	$13.55	$12.42

Total Return(1)	17.50%		(23.00)%	(12.46	)%(4)	21.86%	12.25%	6.48%
Ratios and Supplemental Data:
Net assets, end of period
(thousands)	$271,810		$239,927	$306,319		$381,126	$208,027	$36,254
Ratio of expenses to average
net assets:
Before expense reimbursement	1.20	%(2)	1.25%	1.22%		1.21%	1.30%	1.97	%(2)
After expense reimbursement	0.75	%(2)	0.75%	0.75%		0.75%	0.75%	0.75	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	2.44	%(2)	3.41%	2.74%		3.14%	2.64%	2.19	%(2)
After expense reimbursement	2.88	%(2)	3.91%	3.21%		3.60%	3.19%	3.41	%(2)
Portfolio turnover rate(3)	10%		12%	31%		31%	6%	35%

+	Commencement of operations was October 7, 2004.

(1)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(2)	Annualized.

(3)	Portfolio turnover is not annualized.

(4)	Includes increase from payments made by Adviser of 0.06% and dividends received of 0.03% related to securities held in violation of investment restrictions. Without these transactions, total return would have been lower (12.77)%. Please refer to Note 7 for further details.

The accompanying notes are an integral part of these financial statements.

13

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (Unaudited)

1. Organization

The Cullen Funds Trust (the “Trust”) is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers three series of shares to investors, the Cullen High Dividend Equity Fund (the “Fund”), the Cullen International High Dividend Fund and the Cullen Small Cap Value (collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Fund are long-term capital appreciation and current income.

The Fund offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares. The Fund’s Retail Class commenced operations on August 1, 2003, Class C and Class I shares commenced operations on October 7, 2004, and Class R1 and R2 shares commenced operations on April 24, 2009. The Class R1 and R2 Shares have not experienced any subscriptions since inception. Each class of shares differs principally in its respective distribution expenses and shareholder servicing plan expenses, if applicable. Each class of shares has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

a)

Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the fund at year end. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Fund’s Board of Trustees under supervision of the full Board.

b)

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Fund. Dividends from realized capital gains, if any, are declared and paid at least annually.

14

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2009 (Unaudited)

2.	Significant Accounting Policies – Continued

c)

Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken for the period ended June 30, 2009. Open tax years are those that are open for exam by taxing authorities, and as of December 31, 2009, open Federal tax years include the tax years ended June 30, 2005 through 2009. The Fund has no examination in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

d)

Options Transactions – The Fund follows the authoritative guidance, which requires qualitative disclosures about objectives and strategies for using derivatives and quantitative disclosures about fair value amounts of and gains and losses on derivative instruments. The Fund may invest in options transactions for hedging purposes and in order to generate additional income, the Fund may write (or sell) call options on a covered basis. Premiums received on the sale of such options are expected to enhance the income of the Fund.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security when determining whether the Fund has realized a gain or loss associated with the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund selling a security at a price different from the current market price. There were no call options written during the six months ended December 31, 2009.

e)

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial  statements. Actual results could differ from those estimates.

15

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2009 (Unaudited)

2.	Significant Accounting Policies – Continued

f)

Guarantees and Indemnification – In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, however, the Fund expects the risk of loss to be remote.

g)

Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective shares outstanding.

h)

New Accounting Pronouncements – In June 2009, the Financial Accounting Standards Board (“FASB”) issued, The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles. The standard identifies the FASB Accounting Standards Codification as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities, with the exception of guidance issued by the SEC and its staff. It is effective for financial statements issued for interim and annual periods ending on or after September 15, 2009. The Fund adopted the standard effective December 31, 2009. The adoption did not have a material effect on the Fund’s financial statements.

3.	Capital Share Transactions

Share transactions were as follows:

	Retail Class Six Months Ended December 31, 2009 (Unaudited)	Class C Six Months Ended December 31, 2009 (Unaudited)	Class I Six Months Ended December 31, 2009 (Unaudited)
Shares sold	3,598,866	358,782	4,573,442
Shares reinvested	154,389	8,998	206,732
Shares redeemed	(2,563,978)	(339,966)	(5,328,586)

Net increase (decrease)	1,189,277	27,814	(548,412)
Shares outstanding:
July 1, 2009	12,120,262	1,607,337	25,001,147

December 31, 2009	13,309,539	1,635,151	24,452,735

16

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2009 (Unaudited)

	Retail Class Year Ended June 30, 2009	Class C Year Ended June 30, 2009	Class I Year Ended June 30, 2009
Shares sold	11,348,908	1,031,535	8,978,826
Shares reinvested	289,496	26,027	443,417
Shares redeemed	(4,152,075)	(211,282)	(8,047,452)

Net increase (decrease)	7,486,329	846,280	1,374,791
Shares outstanding:
July 1, 2008	4,633,933	761,057	23,626,356

June 30, 2009	12,120,262	1,607,337	25,001,147

4. Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2009 were $87,736,761 and $39,453,699, respectively.

As of June 30, 2009, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Cost of investments (a)	$397,393,200

Gross unrealized appreciation	17,486,901
Gross unrealized depreciation	(46,951,675)

Net unrealized appreciation (depreciation)	(29,464,774)

Undistributed ordinary income	—
Undistributed long-term capital gain	—

Total distributable earnings	—
Other accumulated gains (losses)	(78,938,885)

Total accumulated earnings (losses)	$108,403,659)

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes. Those differences primarily relate to wash sale adjustments.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. The Fund had $68,937,786 post-October loss deferrals as of June 30, 2009. This loss is treated as occurring on July 1, 2009 for tax purposes. Further, as a result of permanent book-to-tax differences arising from differing treatment of certain income items, reclassification adjustments were made to increase (decrease) the accounts below:

17

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2009 (Unaudited)

Paid-in Capital	Undistributed Net Investment Income	Undistributed Net Realized Gain
$(469,947)	$(2,836)	$472,783

At June 30, 2009 the Fund had capital loss carryforwards of $10,001,099 to offset future gains. The losses expire June 30, 2017.

The tax composition of dividends paid during the year ended June 30, 2009 and the year ended June 30, 2008 was as follows:

	June 30, 2009	June 30, 2008
Ordinary Income	$12,215,300	$16,043,745
Long-Term Capital Gain	—	14,899,666
Return of Capital	483,773	—

5. Investment Advisory and Other Agreements

The Trust has an agreement with Cullen Capital Management LLC (the “Adviser”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the agreement, the Fund will compensate the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets. Through October 31, 2010, the Adviser agreed to reimburse expenses to the extent that the Fund’s total annual operating expenses (excluding taxes) exceed 1.00%, 0.75%, 1.75%, 1.50%, and 1.25% of the Retail Class, Class I, Class C, Class R1 and Class R2 net assets, respectively. For a period of three years after the year in which the Adviser reimburses expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement. The Adviser reimbursed expenses of $927,132 associated with the Fund for the six months ended December 31, 2009.

As of June 30, 2009, reimbursed expenses for the Fund subject to potential recovery by year of expiration are as follows:

Year of Expiration	Amount
June 30, 2010	$1,779,099
June 30, 2011	$1,964,371
June 30, 2012	$1,665,855

Effective July 1, 2009, The Bank of New York Mellon replaced U.S. Bancorp Fund Services, LLC as the Fund’s administrator custodian and accountant.

6. Distribution Plan

The Fund has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of

18

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2009 (Unaudited)

Trustees, of up to 0.25%, 1.00%, 0.50%, and 0.25% of the average daily net assets of Retail Class, Class C, Class R1 and Class R2, respectively. Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $168,935 for the Retail Class shares and $84,159 for Class C shares pursuant to the Plan for the six months ended December 31, 2009. Effective July 27, 2009, ALPS Distributors, Inc. replaced Quasar Distributors, LLC as the principal distributor of the Funds.

7. Shareholder Servicing Plan

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Fund’s Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2.

Effective July 27, 2009, ALPS Fund Services, Inc. replaced U.S. Bancorp Fund Services, LLC as the Fund’s transfer agent.

8. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through February 22, 2010, the date the financial statements were available to be issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

9. Federal Tax Information (Unaudited)

The Fund has designated 100% of the dividends declared from net investment income during the year ended June 30, 2009 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended June 30, 2009, 75% of the ordinary distributions paid by the Fund qualify for the dividend received deduction available to corporate shareholders.

For the year ended June 30, 2009, 0% of taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c).

For the year ended June 30, 2009, 2.36% of taxable ordinary income distributions was qualified interest income.

19

CULLEN HIGH DIVIDEND EQUITY FUND

EXPENSE EXAMPLE
December 31, 2009 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The first portion of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within this portion of the table, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period”, to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second portion in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees, or exchange fees. Therefore, the second portion of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20

CULLEN HIGH DIVIDEND EQUITY FUND

EXPENSE EXAMPLE – Continued
December 31, 2009 (Unaudited)

	Beginning Account Value 7/1/09	Ending Account Value 12/31/09	Expenses Paid During Period(1)	Annualized Net Expense Ratio
Actual
High Dividend Equity Fund
Retail Class	$1,000.00	$1,174.20	$5.48	1.00%
Class C	$1,000.00	$1,168.60	$9.57	1.75%
Class I	$1,000.00	$1,175.00	$4.11	0.75%
Hypothetical (assuming a 5%
return before expense)
High Dividend Equity Fund
Retail Class	$1,000.00	$1,020.16	$5.09	1.00%
Class C	$1,000.00	$1,016.38	$8.89	1.75%
Class I	$1,000.00	$1,021.42	$3.82	0.75%

(1)	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

21

CULLEN HIGH DIVIDEND EQUITY FUND

Top 10 Industries – As of December 31, 2009 (Unaudited)

Percentages are based upon net assets.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Fund is distributed by ALPS Distributors, Inc., a member of the FINRA.

How to Obtain a Copy of the Fund’s Proxy Voting Policy

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Fund’s proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s N-Q will also be available upon request by calling 1-877-485-8586.

22

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INVESTMENT ADVISER
Cullen Capital Management LLC
645 Fifth Avenue
New York, NY 10022

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, WI 53202

LEGAL COUNSEL
Sidley Austin LLP
One South Dearborn Street
Chicago, IL 60603

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

ADMINISTRATOR, ACCOUNTANT
AND CUSTODIAN
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Cullen International High Dividend Fund

SEMI-ANNUAL REPORT

December 31, 2009

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

February 26, 2010

Dear Shareholder:

Portfolio Review

The Portfolio’s performance during the period benefitted primarily from stock selection decisions most notably in the Industrials, Financials, Health Care, and Information Technology sectors. However, the Fund’s relative underperformance versus the MSCI EAFE was influenced by our underweight allocation to the Materials sector and overweight allocation the Information Technology sector.

The five stocks that contributed most to the Fund’s performance were Acer Inc., Companhia Siderurgica, Itau Unibanco, Novartis, and Vallourec. On the contrary, the five stocks that contributed least to the Fund’s performance were Axa S.A., Eurocommercial Properties N.V., Credit Suisse, Nintendo, and Nokia.

The Fund made the following purchases and sales during the period:

Purchases	Sales

AXA S.A.	British American Tobacco Malaysia Berhad
Allianz SE	Deutsche Lufthansa AG
Bayer AG	Honda Motor Co. Ltd.
Credit Suisse Group	Hopewell Holdings Ltd.
Foster's Group Ltd.	K+S AG
GDF Suez	Nestle S.A. (ADR)
Massmart Holdings Ltd.	Primaris Retail REIT
Orascom Construction Industries S.A.E	Sandvik AB
PT Bank Rakyat Indonesia	Siliconware Precision Industries Co.
Ramsay Health Care Ltd.	Singapore Technologies Engineering Ltd.
Sonic Healthcare Ltd.

Outlook

Over the last two years, markets have been driven primarily by the “risk trade”—massive risk aversion from late 2007 to March 2009 followed by massive risk assumption since then. We see this trend moderating and anticipate more balanced market dynamics at both the sector and stock level, with investor focus returning to fundamentals and valuation. We believe this makes 2010 a more investable market from a fundamental perspective and believe the “quality trade” (as measured by traditional metrics of profitability, valuation, growth, leverage, etc.) wins out as the outperformance of high beta and low quality witnessed in the “snap back” phase last year is unlikely to continue and likely went too far. We believe the Fund’s portfolio consists of high quality companies with relatively low debt levels and above-average dividend yields, and although lower-quality companies outperformed during the period, we believe that the portfolio is positioned to benefit from investors focusing on the “quality trade” once again.

We prefer those sectors with the best fundamental support and the strongest valuation case and anticipate more balanced performance, with contributions from both late cyclical and

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

defensive sectors. Namely, we favor Industrials, Consumer Staples, Energy, Health Care, and Utilities. We remain underweight in those sectors where we feel fundamentals remain challenging and valuations look stretched, such as Consumer Discretionary and Materials. Consistent with these preferences is our expectation that dividend yield will be a more significant source of total return in 2010.

Higher yields typically offer greater stability of returns, particularly in an environment where nearly 10 years of price returns has been erased. But, this trend also increases the relative attractiveness of equities to other asset classes, such as bonds. Consider that despite the run up in equities in 2009, the spread between the dividend yield on US and European stocks and the yield on their respective 10 year bonds is near a 40 year low. This means the attractiveness of using dividend paying stocks as an alternative to bonds remains high.

Better credit conditions should continue to support stronger industrial activity which historically has driven earnings. Moreover, over the past decade, most non-financial companies strengthened their balance sheets, improved their operating efficiency and asset utilization and, most importantly, expanded globally. The demonstrated ability of companies to replicate their business models abroad, generating attractive margins and returns in these markets, is likely the most important development of the decade.

Rounding out our outlook, we want to point out that the retail investor has largely watched this stock market rally from the sidelines. During 2009, according to the Investment Company Institute’s (“ICI”) estimates, bond funds experienced net inflows of over $374 billion while equity funds experienced net outflows of almost $9 billion. It may not be surprising that after two 50% declines in stocks over the last 10 years, retail investors remain skeptical. As of December 31, 2009, the ICI further estimates $3.3 trillion remains on the sidelines in money market funds, earning minimal to no interest, and we think this is an important factor to consider in thinking about the likely direction of equity markets in 2010 and beyond.

Summary

We have been studying the market’s behavior for 40 years, and our studies continuously remind us that the stock market can be volatile in the short term. However, we have always believed and advocated that if one uses a consistent valuation discipline, does not react to headline news, and invests for the long term (i.e. 5 years), an investor has a good chance of achieving above-average results. This belief has not changed.

James P Cullen President/PortfolioManager

Rahul Sharma VicePresident/PortfolioManager

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

The Fund’s investment objectives are capital appreciation and current income.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.Cullenfunds.com. The Fund imposes a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets.

The MSCI EAFE is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. It is not possible to invest directly in an index.

Beta is a measure of the volatility of a fund relative to the overall market.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen International High Dividend Fund is distributed by ALPS Distributors, Inc. (2/10)

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS
December 31, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS—95.6%
Australia—5.7%
Foster’s Group Ltd.	277,000	$1,368,479
Ramsay Health Care Ltd.	86,000	841,244
Sonic Healthcare Ltd.	129,000	1,780,980

		3,990,703

Brazil—5.4%
Cia Energetica de Minas Gerais – ADR	66,400	1,199,184
Cia Siderurgica Nacional SA – ADR	56,500	1,804,045
Itau Unibanco Holding SA – ADR	35,000	799,400

		3,802,629

Canada—3.8%
Enerplus Resources Fund	70,050	1,608,348
RioCan Real Estate Investment Trust	13,450	255,147
Vermilion Energy Trust	26,300	812,144

		2,675,639

China—2.5%
PetroChina Co., Ltd. – ADR	15,050	1,790,348

Egypt—2.0%
Orascom Construction Industries – GDR	31,425	1,422,296

Finland—1.9%
Nokia OYJ – ADR	102,000	1,310,700

France—14.5%
AXA SA	100,000	2,371,088
BNP Paribas SA	21,400	1,714,896
GDF Suez	41,300	1,793,039
Total SA – ADR	32,100	2,055,683
Vallourec SA	12,400	2,258,440

		10,193,146

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS – Continued
December 31, 2009 (Unaudited)

	Shares	Value

Germany—7.7%
Allianz SE	6,500	$812,069
Bayer AG	24,350	1,953,390
Muenchener Rueckversicherungs AG	3,750	584,189
RWE AG	21,400	2,084,871

		5,434,519

Greece—0.3%
Tsakos Energy Navigation Ltd.	15,000	219,900

Indonesia—1.7%
Bank Rakyat Indonesia	1,470,000	1,196,966

Italy—1.3%
ENI SpA – ADR	18,550	938,816

Japan—1.1%
Nintendo Co., Ltd.	3,350	792,763

Malaysia—0.7%
Berjaya Sports Toto BHD	368,821	468,566

Netherlands—4.5%
Eurocommercial Properties NV	30,600	1,263,357
Unilever NV – ADR	58,900	1,904,237

		3,167,594

Singapore—4.8%
Raffles Medical Group Ltd.	322,900	333,278
Singapore Telecommunications Ltd.	825,000	1,826,352
United Overseas Bank Ltd.	86,500	1,212,976

		3,372,606

South Africa—2.7%
Massmart Holdings Ltd.	67,000	811,626
MTN Group Ltd.	68,000	1,086,341

		1,897,967

South Korea—1.5%
KT&G Corp.	19,045	1,053,263

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS – Continued
December 31, 2009 (Unaudited)

	Shares	Value

Spain—2.8%
Telefonica SA – ADR	23,500	$1,962,719

Sweden—1.4%
Volvo AB-B Shares	116,650	1,001,886

Switzerland—9.6%
ABB Ltd. – ADR (a)	48,100	918,710
Credit Suisse Group AG	40,800	2,019,392
Nestle SA	39,950	1,938,702
Novartis AG – ADR	34,950	1,902,329

		6,779,133

Taiwan—7.7%
Acer, Inc.	804,021	2,418,222
Chunghwa Telecom Co., Ltd.	100,483	186,923
Chunghwa Telecom Co., Ltd. – ADR	49,550	920,144
Taiwan Semiconductor Manufacturing Co., Ltd.	961,229	1,938,386

		5,463,675

United Kingdom—12.0%
AstraZeneca PLC – ADR	19,600	920,024
BP PLC ADR	24,400	1,414,468
British American Tobacco PLC – ADR	29,050	1,878,373
Diageo PLC – ADR	16,100	1,117,501
HSBC Holdings PLC	89,283	1,029,471
HSBC Holdings PLC – ADR	9,700	553,773
Vodafone Group PLC – ADR	66,100	1,526,249

		8,439,859

Total Common Stocks
(Cost $54,116,395)		67,375,693

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS – Continued
December 31, 2009 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS—2.3%
Money Market Fund
Dreyfus Cash Management Fund
(Cost $1,633,142)	1,633,142	$1,633,142

TOTAL INVESTMENTS—97.9%
(Cost $55,749,537)		$69,008,835

Other Assets in Excess of Liabilities—2.1%		1,493,815

TOTAL NET ASSETS—100.0%		$70,502,650

Percentages are stated as a percent of net assets.

All securities are foreign-issued securities.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

(a) Non-income producing security

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $13,266,407. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $14,199,347 and net unrealized depreciation from investments for those securities having an excess of cost over value of $932,940.

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS – Continued
December 31, 2009 (Unaudited)

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$—	$—	$—	$—
Foreign Stocks	67,375,693			67,375,693
Money Market Fund	1,633,142	—	—	1,633,142

Total	$69,008,835	$—	$—	$69,008,835

Please refer to the following supplementary schedule of Investments for a further breakout of each security by sector type.

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS – Continued
December 31, 2009 (Unaudited)

At December 31, 2009, Sector diversification of the Fund was as follows:

	% of Net Assets	Value

Foreign Common Stock
Consumer Discretionary	4.4%	$3,074,841
Consumer Staples	21.3	15,038,409
Energy	12.2	8,619,807
Financials	17.8	12,549,367
Health Care	2.6	1,804,045
Industrials	6.8	4,819,346
Information Technology	6.2	4,356,607
Materials	2.8	1,953,390
REIT	1.8	1,263,357
Telecommunication Services	12.5	8,819,429
Utilities	7.2	5,077,095

Total Foreign Common Stock	95.6	67,375,693
Short-Term Investments	2.3	1,633,142

TOTAL INVESTMENTS	97.9	69,008,835
Other Assets in Excess of Liabilities	2.1	1,493,815

TOTAL NET ASSETS	100.0%	$70,502,650

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2009 (Unaudited)

Assets:
Investments, at value (cost of $55,749,537)	$69,008,835
Foreign currencies, at value (cost of $299,238)	301,631
Cash	42,457
Receivable for securities sold	1,043,151
Dividends and interest receivable	160,429
Receivable for Fund shares sold	23,178
Prepaid expenses and other assets	67,270

Total assets	70,646,951

Liabilities:
Investment advisory fees payable	25,816
Payable for Fund shares purchased	15,756
Distribution fees payable	13,645
Accrued trustees’ fees	6,000
Payable for securities purchased	240
Other accrued expenses and liabilities	82,844

Total liabilities	144,301

Net assets	$70,502,650

Net assets consist of:
Paid in capital	$82,661,056
Accumulated net investment income (loss)	(254,738)
Accumulated net realized gain (loss) on investments and
foreign currency related transactions	(25,170,075)
Net unrealized appreciation (depreciation) on foreign
currency related transactions	13,266,407

Net assets	$70,502,650

Retail Class:
Net assets applicable to outstanding Retail Class shares	$54,140,844
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	5,821,414
Net asset value, offering price and redemption price per share	$9.30
Class C:
Net assets applicable to outstanding Class C shares	$2,371,016
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	255,813
Net asset value, offering price and redemption price per share	$9.27
Class I:
Net assets applicable to outstanding Class I shares	$13,990,790
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	1,499,064
Net asset value, offering price and redemption price per share	$9.33

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2009 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $119,564)	$1,147,344
Interest	347

Total: investment income	1,147,691

Expenses:
Investment advisory fees (Note 5)	368,680
Distribution fees (Note 6)
Distribution fees – Retail Class	73,565
Distribution fees – Class C	11,445
Registration and filing fees	36,854
Custody fees (Note 5)	36,296
Transfer agent fees	33,075
Administration fees	22,121
Professional fees	19,156
Fund accounting fees	14,747
Trustees’ fees	12,098
Shareholder reports	8,110
Insurance fees	1,513
Other expenses	504

Total expenses	638,164
Expense reimbursement from Adviser	(184,474)

Net expenses	453,690

Net investment income	694,001

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	4,283,092
Foreign currency related transactions	4,144
Net change in unrealized gain (loss) on:
Investments	9,815,145
Foreign currency related transactions	3,363

Net realized and unrealized gain (loss) on investments	14,105,744

Change in net assets resulting from operations	$14,799,745

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2009 (Unaudited)	Year Ended June 30, 2009
Operations:
Net investment income	$694,001	$2,101,723
Net realized gain (loss) on investments and foreign
currency related transactions	4,287,236	(25,263,929)
Net change in unrealized gain (loss) on investments
and foreign currency related transactions	9,818,508	1,783,009

Net increase (decrease) in net assets resulting
from operations	14,799,745	(21,379,197)

Capital Share Transactions:
Proceeds from shares sold
Retail Class shares	4,323,292	68,305,605
Class C shares	315,618	853,685
Class I shares	1,452,513	5,492,377
Proceeds from shares issued to holders in reinvestment
of dividends
Retail Class shares	794,164	1,559,182
Class C shares	20,267	39,059
Class I shares	175,219	412,666
Cost of shares redeemed
Retail Class shares	(18,412,158)	(41,588,109)
Class C shares	(413,652)	(384,687)
Class I shares	(373,810)	(7,648,816)

Net increase (decrease) in net assets from capital
share transactions	(12,118,547)	27,040,962

Distributions to Shareholders From:
Net investment income
Retail Class	(805,425)	(1,583,224)
Class C	(26,858)	(52,985)
Class I	(190,453)	(441,118)

Total distributions	(1,022,736)	(2,077,327)

Total increase (decrease) in net assets	1,658,462	3,584,438
Net Assets:
Beginning of period	68,844,188	65,259,750

End of period	$70,502,650	$68,844,188

Undistributed (distributions in excess of) net investment
income included in net assets at end of period	$(254,738)	$73,997

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

	Retail Class
	Six Months Ended December 31, 2009 (Unaudited)		Year Ended June 30,
			2009	2008	2007	2006+
Net Asset Value – Beginning of Period	$7.74		$12.64	$13.89	$10.82	$10.00

Income from Investment Operations:
Net investment income	0.08		0.29	0.37	0.28	0.13
Net realized and unrealized gain (loss)
on investments	1.61		(4.91)	(0.56)	3.10	0.82

Total from investment operations	1.69		(4.62)	(0.19)	3.38	0.95

Less Distributions:
Dividends from net investment income	(0.13)		(0.28)	(0.35)	(0.31)	(0.13)
Distributions from net realized gains	—		—	(0.71)	—	—

Total distributions	(0.13)		(0.28)	(1.06)	(0.31)	(0.13)

Net Asset Value – End of Period	$9.30		$7.74	$12.64	$13.89	$10.82

Total Return(1)	21.97%		(36.68%)	(1.92%)	31.56%	9.47%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$54,141		$56,225	$40,707	$18,992	$4,966
Ratio of expenses to average net assets:
Before expense reimbursement	1.75	%(2)	1.99%	2.16%	3.48%	8.36	%(2)
After expense reimbursement	1.25	%(2)	1.25%	1.25%	1.25%	1.25	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	2.37	%(2)	2.97%	1.92%	0.81%	(3.45	%)(2)
After expense reimbursement	1.88	%(2)	3.71%	2.83%	3.04%	3.66	%(2)
Portfolio turnover rate(3)	52%		124%	169%	102%	42%

+	Commencement of operations was December 15, 2005.

(1)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(2)	Annualized.

(3)	Portfolio turnover is not annualized.

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

	Class C
	Six Months Ended December 31, 2009 (Unaudited)		Year Ended June 30,
			2009	2008	2007	2006+
Net Asset Value – Beginning of Period	$7.72		$12.60	$13.86	$10.81	$10.00

Income from Investment Operations:
Net investment income	0.05		0.25	0.25	0.28	0.07
Net realized and unrealized gain (loss)
on investments	1.61		(4.91)	(0.54)	3.00	0.85

Total from investment operations	1.66		(4.66)	(0.29)	3.28	0.92

Less Distributions:
Dividends from net investment income	(0.11)		(0.22)	(0.26)	(0.23)	(0.11)
Distributions from net realized gains	—		—	(0.71)	—	—

Total distributions	(0.11)		(0.22)	(0.97)	(0.23)	(0.11)

Net Asset Value – End of Period	$9.27		$7.72	$12.60	$13.86	$10.81

Total Return(1)	21.47%		(37.06%)	(2.71%)	30.61%	9.21%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$2,371		$2,042	$2,619	$1,235	$306
Ratio of expenses to average net assets:
Before expense reimbursement	2.50	%(2)	2.74%	2.91%	4.23%	9.11	%(2)
After expense reimbursement	2.00	%(2)	2.00%	2.00%	2.00%	2.00	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	1.61	%(2)	2.22%	1.17%	0.06%	(4.20	%)(2)
After expense reimbursement	1.11	%(2)	2.96%	2.08%	2.29%	2.91	%(2)
Portfolio turnover rate(3)	52%		124%	169%	102%	42%

+	Commencement of operations was December 15, 2005.

(1)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(2)	Annualized.

(3)	Portfolio turnover is not annualized.

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

	Class I
	Six Months Ended December 31, 2009 (Unaudited)		Year Ended June 30,
			2009	2008	2007	2006+

Net Asset Value – Beginning of Period	$7.76		$12.68	$13.93	$10.84	$10.00

Income from Investment Operations:
Net investment income	0.09		0.36	0.40	0.34	0.14
Net realized and unrealized gain (loss)
on investments	1.61		(4.98)	(0.56)	3.09	0.83

Total from investment operations	1.70		(4.62)	(0.16)	3.43	0.97

Less Distributions:
Dividends from net investment income	(0.13)		(0.30)	(0.38)	(0.34)	(0.13)
Distributions from net realized gains	—		—	(0.71)	—	—

Total distributions	(0.13)		(0.30)	(1.09)	(0.34)	(0.13)

Net Asset Value – End of Period	$9.33		$7.76	$12.68	$13.93	$10.84

Total Return(1)	21.98%		(36.53%)	(1.69%)	31.96%	9.76%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$13,991		$10,577	$21,934	$11,270	$3,663
Ratio of expenses to average net assets:
Before expense reimbursement	1.51	%(2)	1.74%	1.91%	3.23%	8.47	%(2)
After expense reimbursement	1.00	%(2)	1.00%	1.00%	1.00%	1.00	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	2.56	%(2)	3.23%	2.17%	1.06%	(3.61	%)(2)
After expense reimbursement	2.05	%(2)	3.97%	3.08%	3.29%	3.86	%(2)
Portfolio turnover rate(3)	52%		124%	169%	102%	42%

+	Commencement of operations was December 15, 2005.

(1)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(2)	Annualized.

(3)	Portfolio turnover is not annualized.

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (Unaudited)

1. Organization

The Cullen Funds Trust (the “Trust”) is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers three separate series to investors, the Cullen International High Dividend Fund (the “Fund”), the Cullen High Dividend Equity Fund and the Cullen Small Cap Value (collectively, the “Funds”). The Funds are open-end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Fund are long-term capital appreciation and current income.

The Fund offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares. The Fund commenced operations on December 15, 2005 offering Retail Class, Class C and Class I shares, and Class R1 and R2 shares commenced operations on April 24, 2009. The Class R1 and Class R2 Shares have not experienced any subscriptions since inception. Each class of shares differs principally in its respective distribution expenses and shareholder servicing plan expenses, if applicable. Each class of shares has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

a)

Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Fund at year end. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Fund’s Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2009 (Unaudited)

2.	Significant Accounting Policies – Continued

b)

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Fund. Dividends from realized capital gains, if any, are declared and paid at least annually.

c)

Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken for the period ended June 30, 2009. Open tax years are those that are open for exam by taxing authorities, and as of December 31, 2009, open Federal tax years include the tax years ended June 30, 2007 through 2009. The Fund has no examination in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

d)

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

e)

Guarantees and Indemnification – In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, however, the Fund expects the risk of loss to be remote.

f)

Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective shares outstanding.

g)

Foreign Exchange Contracts – The Fund may enter into foreign currency commitments or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2009 (Unaudited)

2.	Significant Accounting Policies – Continued

acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

The Fund separately reports the results of operations due to fluctuations in foreign exchange rates on investments from gains or losses arising from the sales or changes in values of the portfolio securities. Net realized gains (losses) and net change in unrealized gains (losses) on foreign currency related transactions arise for sales of foreign currencies and currency gains or losses between trade date or ex-date and settlement date on security or dividend transactions.

h)

New Accounting Pronouncements – In June 2009, the Financial Accounting Standards Board (“FASB”) issued, The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles. The standard identifies the FASB Accounting Standards Codification as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities, with the exception of guidance issued by the SEC and its staff. It is effective for financial statements issued for interim and annual periods ending on or after September 15, 2009. The Fund adopted the standard effective December 31, 2009. The adoption did not have a material effect on the Fund’s financial statements.

3.	Capital Share Transactions

Share transactions were as follows:

	Retail Class Six Months Ended December 31, 2009 (Unaudited)	Class C Six Months Ended December 31, 2009 (Unaudited)	Class I Six Months Ended December 31, 2009 (Unaudited)

Shares sold	494,662	36,336	158,356
Shares reinvested	87,155	2,223	19,134
Shares redeemed	(2,028,815)	(47,222)	(41,625)

Net increase (decrease)	(1,446,998)	(8,663)	135,865
Shares outstanding:
July 1, 2009	7,268,412	264,476	1,363,199

December 31, 2009	5,821,414	255,813	1,499,064

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2009 (Unaudited)

	Retail Class Year Ended June 30, 2009	Class C Year Ended June 30, 2009	Class I Year Ended June 30, 2009

Shares sold	8,925,486	94,332	673,129
Shares reinvested	201,490	4,871	49,914
Shares redeemed	(5,080,102)	(42,476)	(1,090,094)

Net increase (decrease)	4,046,874	56,727	(367,051)
Shares outstanding:
July 1, 2008	3,221,538	207,749	1,730,250

June 30, 2009	7,268,412	264,476	1,363,199

4. Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2009 were $36,049,347 and $46,688,704, respectively.

As of June 30, 2009, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments (a)	$67,616,770

Gross unrealized appreciation	6,606,088
Gross unrealized depreciation	(6,524,068)

Net unrealized appreciation	82,020

Undistributed ordinary income	85,171
Undistributed long-term capital gain	—

Total distributable earnings	85,171
Other accumulated gains (losses)	(26,102,606)

Total accumulated earnings (losses)	$(25,935,415)

(a)

Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale adjustments and adjustments due to investments in Passive Foreign Investment Companies.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2009 (Unaudited)

At June 30, 2009, the Fund had $19,558,231 of post-October loss deferrals. This loss is treated as occurring on July 1, 2009 for tax purposes. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. Further, as a result of permanent book-to-tax differences arising from differing treatment of certain income items and non-deductible current year expenses, reclassification adjustments were made to increase (decrease) the amounts listed below:

Paid-in Capital	Undistributed Net Investment Income	Undistributed Net Realized Loss

—	$54,898	$(54,898)

At June 30, 2009, the Fund had tax basis capital loss carryforwards of $6,544,375 to offset future gains. The losses expire June 30, 2017.

The tax composition of dividends paid during the year ended June 30, 2009 and the year ended June 30, 2008 was as follows:

	June 30, 2009	June 30, 2008

Ordinary Income	$2,077,327	$2,526,666
Long-Term Capital Gain	—	1,051,095

5. Investment Advisory and Other Agreements

The Trust has an agreement with Cullen Capital Management LLC (the “Adviser”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the agreement, the Fund will compensate the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets. Through October 31, 2010, the Adviser has agreed to absorb expenses to the extent that the Fund’s total annual operating expenses (excluding taxes) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively. For a period of three years after the year in which the Adviser reimburses expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement. The Adviser reimbursed expenses of $184,474 associated with the Fund for the six months ended December 31, 2009.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2009 (Unaudited)

As of June 30, 2009, reimbursed expenses for the Fund subject to potential recovery by year of expiration are as follows:

Year of Expiration	Amount

June 30, 2010	$333,910
June 30, 2011	$449,863
June 30, 2012	$415,488

Effective July 1, 2009, The Bank of New York Mellon replaced U.S. Bancorp Fund Services, LLC as the Fund’s administrator and accountant.

6. Distribution Plan

The Fund has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1 and Class R2. Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $73,565 for the Retail Class shares and $11,445 for Class C shares pursuant to the Plan for the six months ended December 31, 2009. Effective July 27, 2009, ALPS Distributors, Inc. replaced Quasar Distributors, LLC as the principal distributor of the Funds.

7. Shareholder Servicing Plan

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Fund’s Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2. Effective July 27, 2009, ALPS Fund Services, Inc. replaced U.S. Bancorp Fund Services, LLC as the Fund’s transfer agent.

8. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through February 22, 2010, the date the financial statements were available to be issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2009 (Unaudited)

9. Derivatives

The Fund follows the authoritative guidance which requires qualitative disclosures about objectives and strategies for using derivatives and quantitative disclosures about fair value amounts of and gains and losses on derivative instruments. The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

10. Foreign Investment Risk

The Fund invests in foreign securities. Investments in securities issued by entities based outside the United States may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

11. Federal Tax Information (Unaudited)

The Fund has designated 100% of the dividends declared from net investment income during the year ended June 30, 2009 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended June 30, 2009, 0% of the ordinary distributions paid by the Fund qualify for the dividend received deduction available to corporate shareholders.

For the year ended June 30, 2009, 0% of taxable ordinary income distributions were designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c).

For the year ended June 30, 2009, 1% of taxable ordinary income was qualified interest income.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

For the year ended June 30, 2009, the International High Dividend Fund earned foreign source income and paid foreign taxes, which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned (per share)	Foreign Taxes Paid (per share)

Australia	$0.004689	$0.000320
Bermuda	0.006351	0.000000
Brazil	0.037789	0.003841
Britain	0.067797	0.000099
Canada	0.027370	0.003985
China	0.004448	0.000425
Denmark	0.022789	0.003501
France	0.024957	0.004136
Finland	0.006602	0.001033
Germany	0.008898	0.001252
Hong Kong	0.024029	0.000000
Italy	0.007389	0.001665
Japan	0.009590	0.000671
Malaysia	0.007210	0.000885
Netherlands	0.013240	0.001975
New Zealand	0.005036	0.000782
Philippines	0.000219	0.000055
Singapore	0.028543	0.000000
South Korea	0.004365	0.000720
Sweden	0.004932	0.000740
Switzerland	0.012735	0.001931
Taiwan	$0.011735	$0.002410

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

EXPENSE EXAMPLE
December 31, 2009 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The first set of lines of the tables below provide information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

EXPENSE EXAMPLE – Continued
December 31, 2009 (Unaudited)

	Beginning Account Value 7/1/09	Ending Account Value 12/31/09	Expenses Paid During Period(1)	Annualized Net Expense Ratio

Actual
International High Dividend Fund
Retail Class	$1,000.00	$1,219.70	$6.99	1.25%
Class C	$1,000.00	$1,214.70	$11.16	2.00%
Class I	$1,000.00	$1,219.80	$5.60	1.00%
Hypothetical (assuming a 5%
return before expense)
International High Dividend Fund
Retail Class	$1,000.00	$1,018.90	$6.36	1.25%
Class C	$1,000.00	$1,015.12	$10.16	2.00%
Class I	$1,000.00	$1,020.16	$5.09	1.00%

(1)	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

Top 10 Countries – As of December 31, 2009 (Unaudited)

Percentages are based upon net assets.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Fund is distributed by ALPS Distributors, Inc., a member of the FINRA.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

How to Obtain a Copy of the Fund’s Proxy Voting Policy

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Fund’s proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s N-Q will also be available upon request by calling 1-877-485-8586.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Cullen Capital Management LLC
645 Fifth Avenue
New York, NY 10022

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, WI 53202

LEGAL COUNSEL
Sidley Austin LLP
One South Dearborn Street
Chicago, IL 60603

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

ADMINISTRATOR, ACCOUNTANT
AND CUSTODIAN
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Cullen Small Cap Value Fund

SEMI-ANNUAL REPORT

December 31, 2009

CULLEN SMALL CAP VALUE FUND

February 26, 2010

Dear Shareholder:

Portfolio Review

The Cullen Small Cap Value Fund commenced operations on October 1, 2009. Similar to all of our firm’s investment strategies, we seek to invest in companies with relatively low Price/Earnings and Price/Book ratios but that also have high and or improving returns on capital resulting in an earnings growth catalyst that will increase the likelihood of price appreciation over a long-term investment horizon.

The Portfolio’s positive performance during the period was broad-based—with 21 of our 30 stocks posting positive returns and top contributors coming from across a variety of industries—reflecting the bottom-up nature of our stock selection process. Our top performer and contributor in the quarter was Cimarex, an independent US exploration and production company that benefited from an early recovery in depressed natural gas prices (80% of its proven reserves are gas) and the potential for consolidation. Top contributors during the period also included Lincoln Electric, Avnet, Bank of the Ozarks, Hubbell Inc and Mettler Toledo. From a sector allocation perspective relative to the Russell 2000 Value, our overweight Health Care and underweight the Financials and Information Technology sectors contributed to the Fund’s relative outperformance.

The Fund’s five worst contributing stocks were KBR Inc., Jakks Pacific., Brink’s Co., Charles River Laboratories and PartnerRe Ltd. From a sector allocation perspective versus the Russell 2000 Value, our cash position negatively affected the Fund’s relative performance.

Outlook

Over the last two years, markets have been driven primarily by the “risk trade”—massive de-risking from late 2007 to March 2009 and a remarkably swift return to risk taking over the past nine months. We see this trend moderating and anticipate more balanced market dynamics at both the sector and stock level, with investor focus returning to fundamentals and valuation. We believe this makes 2010 a more investable market from a fundamental perspective and believe the “quality trade” (as measured by traditional metrics of profitability, valuation, growth, leverage, etc.) wins out as the outperformance of low quality, volatile stocks witnessed in the “snap back” phase last year is unlikely to continue and likely went too far. We prefer those sectors with the best fundamental support and the strongest valuation case and anticipate more balanced performance, with contributions from both late cyclical and defensive sectors. Thus, as we look at the current positioning of the Fund’s portfolio, we are comfortable with our continued relatively large exposures in Industrials and Energy on the one hand and Health Care on the other. We continue to have far less exposure to Financials relative to the Russell 2000, though we actually think valuations for our two regional banks and two insurance companies are attractive, as is the outlook for their business fundamentals.

1

CULLEN SMALL CAP VALUE FUND

We believe improved credit conditions should continue to support stronger industrial activity, which historically has driven earnings. Moreover, over the past decade, most non-financial companies strengthened their balance sheets, improved their operating efficiency and asset utilization and, most importantly, expanded internationally. The demonstrated ability of US companies to replicate their business models abroad, generating attractive margins and returns in these markets, is likely the most important development of the decade. We think the Fund’s portfolio is well positioned to benefit from these circumstances. Nearly all of our companies have very strong balance sheets and are leaders in their markets served, with many operating on a global scale. On average, our portfolio holdings generate nearly 50% of their revenue outside the US.

Rounding out our outlook, we want to point out that the retail investor has largely watched this stock market rally from the sidelines. During 2009, according to the Investment Company Institute’s (“ICI”) estimates, bond funds experienced net inflows of over $374 billion while equity funds experienced net outflows of almost $9 billion. It may not be surprising that after two 50% declines in stocks over the last 10 years, retail investors remain skeptical. As of December 31, 2009, the ICI further estimates $3.3 trillion remains on the sidelines in money market funds, earning minimal to no interest, and we think this is an important factor to consider in thinking about the likely direction of equity markets in 2010 and beyond.

Summary

We have been studying the market’s behavior for 40 years, and our studies continuously remind us that the stock market can be volatile in the short term. However, we have always believed and advocated that if one uses a consistent valuation discipline, does not react to headline news, and invests for the long term (i.e. 5 years), an investor has a good chance of achieving above-average results. This belief has not changed.

James P. Cullen President/Portfolio Manager

Carl W. Gardiner Vice President/Portfolio Manager

Brooks H. Cullen Vice President/Portfolio Manager

2

CULLEN SMALL CAP VALUE FUND

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

The Fund’s investment objective is capital appreciation.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.Cullenfunds.com. The Fund imposes a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

Price to Earnings Ratio (P/E) is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the forward 12-month earnings per share.

Price to Book Ratio (P/B) refers to the measurement of a stock’s market value to its reported book value.

Beta is a measure of the volatility of a fund relative to the overall market.

The Russell 2000 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. You cannot invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Small Cap Value Fund is distributed by ALPS Distributors, Inc. (2/10)

3

CULLEN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS—87.5%
Aerospace & Defense—6.1%
Empresa Brasileira de Aeronaut SA – ADR (a)(b)	1,600	$35,376
Spirit Aerosystems Holdings, Inc., Class A (a)	2,180	43,295

		78,671

Auto Parts & Equipment—2.7%
BorgWarner, Inc.	1,050	34,881

Banks—7.6%
Bank of the Ozarks, Inc.	1,750	51,222
SCBT Financial Corp.	1,700	47,073

		98,295

Biotechnology—3.4%
Charles River Laboratories International, Inc. (a)	1,300	43,797

Electrical Components & Equipment—3.2%
Hubbell, Inc., Class B	880	41,624

Electronics—6.3%
Avnet, Inc. (a)	1,470	44,336
Mettler – Toledo International, Inc. (a)(b)	360	37,796

		82,132

Engineering & Construction—5.3%
Granite Construction, Inc.	730	24,572
KBR, Inc.	2,300	43,700

		68,272

Hand/Machine Tools—3.5%
Lincoln Electric Holdings, Inc.	850	45,441

Healthcare Services—4.5%
Community Health Systems, Inc. (a)	1,100	39,160
Laboratory Corp. of America Holdings (a)	250	18,710

		57,870

Healthcare-Products—1.3%
Beckman Coulter Inc.	250	16,360

The accompanying notes are an integral part of these financial statements.

4

CULLEN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS – Continued
December 31, 2009 (Unaudited)

	Shares	Value

Insurance—5.6%
PartnerRe Ltd. (b)	460	$34,344
WR Berkley Corp.	1,560	38,438

		72,782

Metal Fabricate/Hardware—3.1%
RTI International Metal, Inc. (a)	1,600	40,272

Mining—2.6%
HudBay Minerals, Inc. (a)(b)	2,550	33,023

Miscellaneous Manufacturing—6.8%
Ameron International Corp.	730	46,325
Brink’s Co.	1,700	41,378

		87,703

Oil & Gas—5.9%
Berry Petroleum Co., Class A	1,300	37,895
Cimarex Energy Co.	720	38,138

		76,033

Pharmaceuticals—3.3%
Omnicare Inc.	1,750	42,315

Retail—3.2%
Cracker Barrel Old Country Store, Inc.	1,080	41,029

Telecommunications—1.8%
NII Holdings, Inc. (a)	710	23,842

Toys/Games/Hobbies—3.8%
Jakks Pacific, Inc. (a)	4,100	49,692

Transportation—5.1%
Canadian Pacific Railway Ltd. (b)	470	25,380
Tidewater, Inc.	850	40,758

		66,138

Water—2.4%
Cia de Saneamento Basico do Estado de
Sao Paulo – ADR (a)(b)	800	31,296

Total Common Stocks
(Cost $1,068,317)		1,131,468

The accompanying notes are an integral part of these financial statements.

5

CULLEN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS – Continued
December 31, 2009 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS—10.7%
Money Market Fund—10.7%
Dreyfus Cash Management Fund
(Cost $138,525)	138,525	$138,525

TOTAL INVESTMENTS—98.2%
(Cost $1,206,842)		$1,269,993
Other Assets in Excess of Liabilities—1.8%		23,323

TOTAL NET ASSETS—100.0%		$1,293,316

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt

(a) Non-income producing security

(b) Foreign Issued Security

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $63,151. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $82,391 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,240.

The accompanying notes are an integral part of these financial statements.

6

CULLEN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS – Continued
December 31, 2009 (Unaudited)

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$972,050	$—	$—	$972,050
Foreign Stocks	159,418	—	—	159,418
Money Market Fund	138,525	—	—	138,525

Total	$1,269,993	$—	$—	$1,269,993

Please refer to the Schedule of Investments for a further breakout of each security by industry type.

The accompanying notes are an integral part of these financial statements.

7

CULLEN SMALL CAP VALUE FUND

STATEMENTS OF ASSETS AND LIABILITIES
As of December 31, 2009 (Unaudited)

Assets:
Investments, at value (cost of $1,206,842)	$1,269,993
Receivable due from Investment Adviser	19,586
Dividends and interest receivable	2,402
Prepaid expenses	37,553

Total assets	1,329,534

Liabilities:
Accrued trustees’ fees	6,000
Distribution fees payable	31
Other accrued expenses and liabilities	30,187

Total liabilities	36,218

Net assets	$1,293,316

Net assets consist of:
Paid in capital	$1,230,542
Accumulated net investment income (loss)	(377)
Net unrealized appreciation (depreciation) on investments	63,151

Net assets	$1,293,316

Retail Class:
Net assets applicable to outstanding Retail Class shares	$212,761
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	20,129
Net asset value, offering price and redemption price per share	$10.57
Class C:
Net assets applicable to outstanding Class C shares	$1,055
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	100
Net asset value, offering price and redemption price per share	$10.55
Class I:
Net assets applicable to outstanding Class I shares	$1,079,500
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	102,154
Net asset value, offering price and redemption price per share	$10.57

The accompanying notes are an integral part of these financial statements.

8

CULLEN SMALL CAP VALUE FUND

STATEMENT OF OPERATIONS
For period October 1, 2009* through December 31, 2009 (Unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $16)	$4,003

Expenses:
Transfer agent fees	14,110
Registration and filing fees	13,391
Professional fees	12,807
Trustees’ fees	6,000
Shareholder reports	4,926
Investment advisory fees (Note 5)	2,824
Custody fees	2,299
Insurance expense	985
Administration fees	170
Fund accounting fees	113
Distribution fees (Note 6)
Distribution fees – Retail Class	55
Distribution fees – Class C	2
Other expenses	2,411

Total expenses before reimbursement from Adviser	60,093
Expense reimbursement from Adviser	(57,213)

Net expenses	2,880

Net investment income	1,123

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	—
Net change in unrealized appreciation (depreciation) on investments	63,151

Net realized and unrealized gain (loss) on investments	63,151

Change in net assets resulting from operations	$64,274

*  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

9

CULLEN SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

October 1, 2009* through December 31, 2009 (Unaudited)

Operations:
Net investment income	$1,123
Net realized gain (loss) on investments	—
Net change in unrealized appreciation (depreciation) of investments	63,151

Net increase (decrease) in net assets resulting from operations	64,274

Capital Share Transactions:
Proceeds from shares sold
Retail Class shares	208,042
Class C shares	1,000
Class I shares	1,020,000
Proceeds from shares issued to holders in reinvestment of dividends
Retail Class shares	169
Class I shares	1,331

Net increase in net assets from capital share transactions	1,230,542

Distributions to Shareholders From:
Net investment income
Retail Class	(168)
Class C	(1)
Class I	(1,331)

Total distributions	(1,500)

Total increase (decrease) in net assets	1,293,316
Net Assets:
Beginning of period	—

End of period	$1,293,316

Undistributed (distribution in excess of)
net investment income included in net asset at end of period	$(377)

* Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

10

CULLEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS
Retail Class

	October 1, 2009 + to December 31, 2009 (Unaudited)+

Net Asset Value – Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.01
Net realized and unrealized gain (loss) on investments	0.57

Total from investment operations	0.58

Less Distributions:
Dividends from net investment income	(0.01)

Net Asset Value – End of Period	$10.57

Total Return(1)	5.81%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$213
Ratio of expenses to average net assets:
Before expense reimbursement	22.71	%(2)
After expense reimbursement	1.25	%(2)
Ratio of net investment income to average net assets:
Before expense reimbursement	(20.94	%)(2)
After expense reimbursement	0.52	%(2)
Portfolio turnover rate(3)	0%

+	Commencement of operations was October 1, 2009.

(1)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(2)	Annualized.

(3)	Portfolio turnover is not annualized.

The accompanying notes are an integral part of these financial statements.

11

CULLEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS
Class C

	October 1, 2009 + to December 31, 2009 (Unaudited)+

Net Asset Value – Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	(0.02)
Net realized and unrealized gain (loss) on investments	0.57

Total from investment operations	0.55

Less Distributions:
Dividends from net investment income	(0.00)

Net Asset Value – End of Period	$10.55

Total Return(1)	5.54%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$1
Ratio of expenses to average net assets:
Before expense reimbursement	22.03	%(2)
After expense reimbursement	2.00	%(2)
Ratio of net investment income to average net assets:
Before expense reimbursement	(20.65	%)(2)
After expense reimbursement	(0.62	%)(2)
Portfolio turnover rate(3)	0%

+	Commencement of operations was October 1, 2009.

(1)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(2)	Annualized.

(3)	Portfolio turnover is not annualized.

The accompanying notes are an integral part of these financial statements.

12

CULLEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS
Class I

	October 1, 2009 + to December 31, 2009 (Unaudited)+

Net Asset Value – Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	—
Net realized and unrealized gain (loss) on investments	0.58

Total from investment operations	0.58

Less Distributions:
Dividends from net investment income	(0.01)

Net Asset Value – End of Period	$10.57

Total Return(1)	5.83%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$1,080
Ratio of expenses to average net assets:
Before expense reimbursement	21.15	%(2)
After expense reimbursement	1.00	%(2)
Ratio of net investment income to average net assets:
Before expense reimbursement	(19.76	%)(2)
After expense reimbursement	0.39	%(2)
Portfolio turnover rate(3)	0%

+	Commencement of operations was October 1, 2009.

(1)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(2)	Annualized.

(3)	Portfolio turnover is not annualized.

The accompanying notes are an integral part of these financial statements.

13

CULLEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (Unaudited)

1. Organization

The Cullen Funds Trust (the “Trust”) is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers three series of shares to investors, the Cullen Small Cap Value Fund (the “Fund”), the Cullen High Dividend Equity Fund and the Cullen International High Dividend Fund (collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objective of the Fund is long-term capital appreciation.

The Fund offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares. All of the Fund’s share classes commenced operations on October 1, 2009. The Class R1 and R2 Shares have not experienced any subscriptions since inception. Each class of shares differs principally in its respective distribution expenses and shareholder servicing plan expenses, if applicable. Each class of shares has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

a)

Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the fund at year end. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Fund’s Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

b)

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Fund. Dividends from realized capital gains, if any, are declared and paid at least annually.

14

CULLEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2009 (Unaudited)

2.	Significant Accounting Policies – Continued

c)

Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

d)

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

e)

Guarantees and Indemnification – In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, however, the Fund expects the risk of loss to be remote.

f)

Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective shares outstanding

.
g)

New Accounting Pronouncements – In June 2009, the Financial Accounting Standards Board (“FASB”) issued, The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles. The standard identifies the FASB Accounting Standards Codification as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities, with the  exception of guidance issued by the SEC and its staff. It is effective for financial statements issued for interim and annual periods ending on or after September 15, 2009. The Fund adopted the standard effective December 31, 2009. The adoption did not have a material effect on the Fund’s financial statements.

15

CULLEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2009 (Unaudited)

3. Capital Share Transactions

Share transactions were as follows:

	Retail Class Three Months Ended December 31, 2009 (Unaudited)*	Class C Three Months Ended December 31, 2009 (Unaudited)*	Class I Three Months Ended December 31, 2009 (Unaudited)*

Shares sold	20,113	100	102,029
Shares reinvested	16	—	125
Shares redeemed	—	—	—

Net increase (decrease)	20,129	100	102,154
Shares outstanding:
Beginning of year	—	—	—

End of year	20,129	100	102,154

*	Commencement of investment operations was October 1, 2009.

4. Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the three months ended December 31, 2009 were $1,216,680 and $0, respectively.

5. Investment Advisory and Other Agreements

The Trust has an agreement with Cullen Capital Management LLC (the “Adviser”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the agreement, the Fund will compensate the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets. Through October 31, 2010, the Adviser agreed to reimburse expenses to the extent that the Fund’s total annual operating expenses (excluding taxes) exceed 1.25%, 1.00%, 2.00%, 1.75%, and 1.50% of the Retail Class, Class I, Class C, Class R1 and Class R2 net assets, respectively. For a period of three years after the year in which the Adviser reimburses expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement. The Adviser reimbursed expenses of $57,213 associated with the Fund for the three months ended December 31, 2009.

The Bank of New York Mellon serves as the Fund’s custodian, administrator, and fund accountant.

16

CULLEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2009 (Unaudited)

6. Distribution Plan

The Fund has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50%, and 0.25% of the average daily net assets of Retail Class, Class C, Class R1 and Class R2, respectively. Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $55 for the Retail Class shares and $2 for Class C shares pursuant to the Plan for the three months ended December 31, 2009. ALPS Distributors, Inc. is the principal distributor of the Funds.

7. Shareholder Servicing Plan

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Fund’s Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2.

ALPS Fund Services, Inc. is the Fund’s transfer agent.

8. Foreign Investment Risk

The Fund invests in foreign securities. Investments in securities issued by entities based outside the United States may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

9. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through February 22, 2010, the date the financial statements were available to be issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

17

CULLEN SMALL CAP VALUE FUND

EXPENSE EXAMPLE
December 31, 2009 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to December 31, 2009.

Actual Expenses

The first portion of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within this portion of the table, together with the amount you invested, to estimate the expenses that you paid over the three-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period”, to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second portion in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees, or exchange fees. Therefore, the second portion of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18

CULLEN SMALL CAP VALUE FUND

EXPENSE EXAMPLE – Continued
December 31, 2009 (Unaudited)

	Beginning Account Value 10/1/09	Ending Account Value 12/31/09	Expenses Paid During Period(1) 10/1/09 – 12/31/09	Annualized Net Expense Ratio

Actual
Small Cap Value Fund
Retail Class	$1,000.00	$1,058.10	$3.24	1.25%
Class C	$1,000.00	$1,055.40	$5.18	2.00%
Class I	$1,000.00	$1,058.30	$2.59	1.00%

Hypothetical (assuming a 5% return before expenses)
Small Cap Value Fund
Retail Class	$1,000.00	$1,009.45	$3.17	1.25%
Class C	$1,000.00	$1,007.56	$5.06	2.00%
Class I	$1,000.00	$1,010.08	$2.53	1.00%

(1)	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 92/365 days (to reflect one three-month period).

19

CULLEN SMALL CAP VALUE FUND

Top 10 Industries – As of December 31, 2009 (Unaudited)

Percentages are based upon net assets.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Fund is distributed by ALPS Distributors, Inc., a member of the FINRA.

How to Obtain a Copy of the Fund’s Proxy Voting Policy

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Fund’s proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s N-Q will also be available upon request by calling 1-877-485-8586.

20

INVESTMENT ADVISER
Cullen Capital Management LLC
645 Fifth Avenue
New York, NY 10022

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, WI 53202

LEGAL COUNSEL
Sidley Austin LLP
One South Dearborn Street
Chicago, IL 60603

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

ADMINISTRATOR, ACCOUNTANT
AND CUSTODIAN
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Investments

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable.

Item 11. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective as of a date within 90 days of the filing date of this report, based on the evaluation of the registrant’s disclosure controls and procedures, as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”)17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)), that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as Exhibit 99CERT.

(a)(3)	Not applicable.

(b)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are filed herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cullen Funds Trust

By (Signature and Title)	/s/James P. Cullen
James P. Cullen, President

Date March 1, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/James P. Cullen
James P. Cullen, President
Date March 1, 2010

By (Signature and Title)	/s/Jeffrey T. Battaglia
Jeffrey T. Battaglia, Treasurer

Date March 1, 2010